UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Name:       John Hancock Life Insurance Company (U.S.A.)
Address:    601 Congress Street
            Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Maureen Milet
Title: Vice President & Chief Compliance Officer-Investments
Phone: (617) 572-0203


            Maureen Milet     Boston, MA          February 25, 2013
            ------------      -------------       -----------------
            [Signature]       [City, State]       [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       67

Form 13F Information Table Value Total:                  US $192,423 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1                                          Maritime Life Assurance Company

                                                             Shares
                          Title       CUSIP         Value    or Prn   SH/ Put/  Investment    Other            VOTING AUTHORITY
Name of Issuer            of Class    Number      (x$1000)   Amount   PRN Call  Discretion    Manager         SOLE   SHARED   NONE
ABER DIAMOND CORP         COM         002893105        524     19,200 SH        DEFINED         1               0     19,200    0
AGNICO EAGLE MINES, LTD.  COM         008474108        562     29,400 SH        DEFINED         1               0     29,400    0
ALCAN INC                 COM         013716105      2,160     52,500 SH        DEFINED         1               0     52,500    0
ALLIANCE ATLANTIS         COM         01853E204      2,126    173,148 SH        DEFINED         1               0    173,148    0
AMPEX CORP.               COM         032092108         17    186,411 SH        SOLE                      186,411          0    0
ANGIOTECH PHARM           COM         034918102        352     12,000 SH        DEFINED         1               0     12,000    0
BALLARD POWER SYSTEMS     COM         05858H104        460     32,900 SH        DEFINED         1               0     32,900    0
BANK OF MONTREAL          COM         063671101      2,792     69,600 SH        DEFINED         1               0     69,600    0
BANK OF NOVA SCOTIA       COM         064149107     11,491    221,400 SH        DEFINED         1               0    221,400    0
BARRICK GOLD              COM         067901108      2,895    125,000 SH        DEFINED         1               0    125,000    0
BCE INC.                  COM         05534B109      8,001    296,350 SH        DEFINED         1               0    296,350    0
BEMA GOLD                 COM         08135F107        187    112,400 SH        DEFINED         1               0    112,400    0
BOARDWALK EQUITIES        COM         096613104        173     11,900 SH        DEFINED         1               0     11,900    0
BRASCAN CORP              COM         10549P606      5,886    200,000 SH        DEFINED         1               0    200,000    0
BROOKFIELD PPTYS          COM         112900105        850     29,109 SH        DEFINED         1               0     29,109    0
BUDGET GROUP, INC.        COM         119003101        328  1,310,679 SH        SOLE                    1,310,679          0    0
CANADIAN IMPERIAL BANK    COM         136069101     15,864    335,400 SH        DEFINED         1               0    335,400    0
CANADIAN LIFE FINANCIAL   COM         135113108      2,463     56,300 SH        DEFINED         1               0     56,300    0
CANADIAN NATIONAL RY      COM         136375102      3,640     58,000 SH        DEFINED         1               0     58,000    0
CHC HELICOPTER CORP       COM         12541C203        149      6,300 SH        DEFINED         1               0      6,300    0
COINSTAR INC.             COM         19259P300        588     35,000 SH        SOLE                       35,000          0    0
CREO PRODUCTS             COM         13566G509        144     17,600 SH        DEFINED         1               0     17,600    0
DECOMA INTL               COM         13566G509         76      7,500 SH        DEFINED         1               0      7,500    0
DESCARTES SYSTEMS         COM         249906108         55     16,900 SH        DEFINED         1               0     16,900    0
DEVON ENERGY CORP         COM         25179M103      7,462    154,747 SH        SOLE                      154,747          0    0
DOREL INDUSTRIES          COM         25822C205        320      9,800 SH        DEFINED         1               0      9,800    0
ENBRIDGE INC.             COM         29250N105     10,515    239,300 SH        DEFINED         1               0    239,300    0
ENCANA                    COM         292505104      2,540     53,192 SH        DEFINED         1               0     53,192    0
ENERPLUS RES FUND         COM         29274D604      1,900    152,000 SH        DEFINED         1               0    152,000    0
EXTENDICARE INC.          COM         30224T871         60     22,000 SH        DEFINED         1               0     22,000    0
FIRSTSERVICE CORP         COM         33761N109         78      4,800 SH        DEFINED         1               0      4,800    0
FOUR SEASONS HOTELS       SUB VTG SH  35100E104        324      8,106 SH        DEFINED         1               0      8,106    0
FORDING INC               COM         345426100        279      8,450 SH        DEFINED         1               0      8,450    0
GSI LUMONICS              COM         345426100         68      7,100 SH        DEFINED         1               0      7,100    0
GT GROUP TELECOM          COM         362359408         12     21,200 SH        DEFINED         1               0     21,200    0
GLAMIS GOLD, LTD.         COM         376775102        230     27,700 SH        DEFINED         1               0     27,700    0
GOLDCORP INC              COM         380956409        554     27,600 SH        DEFINED         1               0     27,600    0
GOLDEN STATE VINTNERS     COM         38121K208      1,284    658,695 SH        SOLE                      658,695          0    0
HUMMINGBIRD COMMUN        COM         44544R101        105      3,100 SH        DEFINED         1               0      3,100    0
HURRICANE HYDROCARBON     COM         44779E106        222     13,450 SH        DEFINED         1               0     13,450    0
ID BIOMEDICAL             COM         44936D108         54      5,200 SH        DEFINED         1               0      5,200    0
IMPERIAL OIL              COM         453038408      1,833     57,000 SH        DEFINED         1               0     57,000    0
INTERTAPE PLYMR GRP       COM         460919103         57      5,900 SH        DEFINED         1               0      5,900    0
INTRAWEST CORP.           COM         460915200        250      7,850 SH        DEFINED         1               0      7,850    0
IPSCO INC.                COM         462622101        228     16,900 SH        SOLE                       16,900          0    0
KINROSS GOLD              COM         496902107        422     68,450 SH        DEFINED         1               0     68,450    0
K-SWISS, INC              COM         482686102      5,110    200,000 SH        SOLE            1               0    200,000    0
LEITCH                    COM         52543H107         27      4,900 SH        DEFINED         1               0      4,900    0
LIONS GATE INT            COM         535919203         56     14,100 SH        DEFINED         1               0     14,100    0
LODGENET ENTERTAINMENT    COM         540211109      1,360    160,000 SH        SOLE                      160,000          0    0
METHANEX                  COM         59151K108        477     13,200 SH        DEFINED         1               0     13,200    0
MOORE CORP, LTD           COM         615785102        394     18,500 SH        DEFINED         1               0     18,500    0
NABORS INDUSTRIES, INC.   COM         629568106      5,183    337,900 SH        SOLE                      337,900          0    0
NORANDA                   COM         655422103      1,096    130,000 SH        DEFINED         1               0    130,000    0
OPEN TEXT CORP.           COM         683715106        116      3,200 SH        DEFINED         1               0      3,200    0
PAN AMERICAN SILVER       COM         697900108         88      7,200 SH        DEFINED         1               0      7,200    0
PENGROWTH ENERGY          COM         706902103      4,845    340,000 SH        DEFINED         1               0    340,000    0
QLT PHOTOTHERAPEUT        COM         746927102        362     24,100 SH        DEFINED         1               0     24,100    0
QUEBECOR PRINTING         COM         748203106      2,946    140,600 SH        DEFINED         1               0    140,600    0
RESEARCH IN MOTION        COM         760975102        207     10,000 SH        DEFINED         1               0     10,000    0
ROYAL BANK OF CDA         COM         788087102     14,285    250,000 SH        DEFINED         1               0    250,000    0
SMITHFIELD FOODS          COM         832248108     34,494  3,893,268 SH        SOLE            1               0  3,893,268    0
STEINWAY MUSICAL INST.    COM         858495104     21,593  1,461,953 SH        SOLE                    1,461,953          0    0
TRANS CANADA PPLNS        COM         893526103      8,555    397,000 SH        DEFINED         1               0    397,000    0
ULTRA PETROLEUM           COM         903914109        341     26,100 SH        DEFINED         1               0     26,100    0
VASOGEN                   COM         92232F103         73     18,400 SH        DEFINED         1               0     18,400    0
ZARLINK SEMICONDUCTOR     COM         989139100        237     45,000 SH        DEFINED         1               0     45,000    0